33. RELATED PARTY TRANSACTIONS (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Operating expenses (Purchase of goods and services, interest expense)	CAD 187,687	CAD 174,923	CAD 184,279
Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Revenue (Sale of goods and services, interest income)	128	133	129
Operating expenses (Purchase of goods and services, interest expense)	6,518	6,627	7,547
Interest and other expenses (Purchase of goods and services, interest expense)